Related party transactions - Balance sheet (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Contribution from Hegh LNG			$ 8,600
Repayment of indemnifications received from Hoegh LNG	$ 0	$ (64)	0	$ (64)	$ (64)
Issuance of units for Board of Directors' fees					194
Other and contribution from owner	225		225		485
Equity: Total	$ 8,825		8,825		615
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees			0		194
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Contribution from Hegh LNG			8,600		0
Repayment of indemnifications received from Hoegh LNG			$ 0		$ (64)